SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS RREEF Global Real Estate Securities Fund

The following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub-heading of the ”MANAGEMENT” section of the summary section of the fund’s prospectus.

John F. Robertson, CFA, Managing Director. Lead Portfolio Manager of the fund. Joined the fund in 2006.

Daniel Ekins, Managing Director. Portfolio Manager of the fund. Joined the fund in 2006.

John Hammond, Managing Director. Portfolio Manager of the fund. Joined the fund in 2006.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Joined the fund in 2006.

Joseph D. Fisher, CFA, Director. Portfolio Manager of the fund. Joined the fund in 2013.

David W. Zonavetch, CPA, Director. Portfolio Manager of the fund. Joined the fund in 2013.

Chris Robinson, Director. Portfolio Manager of the fund. Joined the fund in 2012.

The following information replaces the existing disclosure contained under the ”MANAGEMENT” sub-heading of the ”FUND DETAILS” section of the fund’s prospectus.

John F. Robertson, CFA, Managing Director. Lead Portfolio Manager of the fund. Joined the fund in 2006.

●	Joined RREEF in 1997, Deutsche Asset & Wealth Management in 2002; previously was an Assistant Vice President of Lincoln Investment Management responsible for REIT research.

●	Global Head of RREEF Real Estate Securities with over 20 years of investment industry experience.

●	BA,Wabash College; MBA, Indiana University.

Daniel Ekins, Managing Director. Portfolio Manager of the fund. Joined the fund in 2006.

●	Joined RREEF in 1997, Deutsche Asset & Wealth Management in 2002.

●	Over 25 years of investment industry experience.

●	BS, University of South Australia.

John Hammond, Managing Director. Portfolio Manager of the fund. Joined the fund in 2006.

●	Joined RREEF and Deutsche Asset & Wealth Management in 2004; previously was Director at Schroder Property Investment Management and Director at Henderson Global Investors.

●	Over 19 years of investment industry experience.

●	BSc, University of Reading, UK.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Joined the fund in 2006.

●
Joined RREEF and Deutsche Asset & Wealth Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004 and Managing Director of RREEF from 1996–March 2004 and Deutsche Asset Management from 2002–March 2004.

●	Chief Investment Officer of RREEF Real Estate Securities with over 15 years of investment industry experience.

●	BS, University of Southern California.

Joseph D. Fisher, CFA, Director. Portfolio Manager of the fund. Joined the fund in 2013.

●	Joined Deutsche Asset & Wealth Management in 2004; previously served in the Real Estate Equity Investment Management Group at Principal Real Estate Investors.

●	Portfolio Manager and Analyst, Real Estate Securities: Chicago with over 10 years of investment industry experience.

●	BBA, The University of Iowa; MBA, Kellogg School of Management, Northwestern University.

August 27, 2013 PROSTKR-299	Deutshe Asset & Wealth Management

David W. Zonavetch, CPA, Director. Portfolio Manager of the fund. Joined the fund in 2013.

●	Joined Deutsche Asset & Wealth Management in 1998; prior to his current role, served as Senior Accountant in Corporate Finance; previously, worked as an Analyst at Cendant Mobility.

●	Portfolio Manager and Analyst, Real Estate Securities: Chicago with over 17 years of investment industry experience.

●	BS, University of Illinois at Urbana–Champaign; Certified Public Accountant.

Chris Robinson, Director. Portfolio Manager of the fund. Joined the fund in 2012.

●	Joined RREEF and Deutsche Asset & Wealth Management in 2003; previously served as a real estate equities research analyst at ING Investment Management.

●	Over 15 years of investment industry experience.

●	BS, The Australian Catholic University.

Please Retain This Supplement for Future Reference

August 27, 2013 PROSTKR-299